INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Intangible Assets
	December 31,
	2024	2023
Commercial license
Cost	$2,509	$2,509
Accumulated amortization	(956)	(686)
Amortized cost	$1,553	$1,823